Voya Funds Trust (“Registrant”)
To each series of the Registrant (each a “Fund” and collectively the “Funds”)
Supplement dated May 15, 2015
To the Funds’ current prospectuses
(each a “Prospectus” and collectively the “Prospectuses”)
At a meeting held on March 12, 2015, the Registrant’s Board of Trustees approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.
Each Fund’s Prospectus(es) are revised as follows:
1	The table and accompanying footnotes of the section entitled “Annual Fund Operating Expenses” in the summary section of each Fund‘s Prospectus(es) are deleted and replaced with the following:
Voya Floating Rate Fund
Class		A	C	I	P2	R	W
Management Fees[3]	%	0.65	0.65	0.65	0.65	0.65	0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	None	0.50	None
Other Expenses	%	0.18	0.18	0.11	0.10	0.18	0.18
Total Annual Fund Operating Expenses	%	1.08	1.83	0.76	0.75	1.33	0.83
Waivers and Reimbursements[4]	%	(0.07)	(0.07)	None	(0.65)	(0.07)	(0.07)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.01	1.76	0.76	0.10	1.26	0.76
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Based on Class A shares’ expenses adjusted for Class specific differences.
3	The portion of the management fee attributable to the advisory services is 0.55% and the portion of the management fee attributable to the administrative services is 0.10%.
4	The adviser is contractually obligated to limit expenses to 1.00%, 1.75%, 0.75%, 0.15%, 1.25%, and 0.75% for Class A, Class C, Class I, Class P, Class R, and Class W shares, respectively, through August 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive the management fee for Class P shares through August 1, 2015. Termination or modification of these obligations requires approval by the Fund’s board.
Voya GNMA Income Fund
Class		A	B	C	I	W
Management Fees[2]	%	0.57	0.57	0.57	0.57	0.57
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	None
Other Expenses	%	0.12	0.12	0.12	0.09	0.12
Total Annual Fund Operating Expenses	%	0.94	1.69	1.69	0.66	0.69
Waivers and Reimbursements[3]	%	None	None	None	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.94	1.69	1.69	0.66	0.69
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 0.47% and the portion of the management fee attributable to the administrative services is 0.10%.
3	The adviser is contractually obligated to limit expenses to 0.95%, 1.70%, 1.70%, 0.65%, and 0.70% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through August 1, 2016. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Voya High Yield Bond Fund
Class		A	B	C	I
Management Fees[3]	%	0.61	0.61	0.61	0.61
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None
Other Expenses	%	0.22	0.22	0.22	0.07
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01	0.01

Class		A	B	C	I
Total Annual Fund Operating Expenses[4]	%	1.09	1.84	1.84	0.69
Waivers and Reimbursements[5]	%	None	None	None	None
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.09	1.84	1.84	0.69

Class		P	R2	W
Management Fees[3]	%	0.61	0.61	0.61
Distribution and/or Shareholder Services (12b-1) Fees	%	None	0.50	None
Other Expenses	%	0.07	0.22	0.22
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01
Total Annual Fund Operating Expenses[4]	%	0.69	1.34	0.84
Waivers and Reimbursements[5]	%	(0.61)	None	None
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.08	1.34	0.84
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Based on Class A shares’ expenses adjusted for class specific differences.
3	The portion of the management fee attributable to the advisory services is 0.51% and the portion of the management fee attributable to the administrative services is 0.10%.
4	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
5	The adviser is contractually obligated to limit expenses to 1.10%, 1.85%, 1.85%, 0.85%, 0.15%, 1.35%, and 0.85% for Class A, Class B, Class C, Class I, Class P, Class R, and Class W shares, respectively, through August 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive the management fee for Class P shares through August 1, 2015. Termination or modification of these obligations requires approval by the Fund’s board.
Voya Intermediate Bond Fund
Class		A	B	C	I
Management Fees[2]	%	0.27	0.27	0.27	0.27
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None
Other Expenses	%	0.18	0.18	0.18	0.06
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses[3]	%	0.71	1.46	1.46	0.34
Waivers and Reimbursements[4]	%	None	None	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.71	1.46	1.46	0.34

Class		O	R	W
Management Fees[2]	%	0.27	0.27	0.27
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.50	None
Other Expenses	%	0.18	0.18	0.18
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01
Total Annual Fund Operating Expenses[3]	%	0.71	0.96	0.46
Waivers and Reimbursements[4]	%	None	None	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.71	0.96	0.46
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 0.17% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.75%, 1.50%, 1.50%, 0.50%, 0.75%, 1.00%, and 0.50% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through August 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.

Class		R6
Management Fees[1]	%	0.27
Distribution and/or Shareholder Services (12b-1) Fees	%	None

Class		R6
Other Expenses[2]	%	0.06
Acquired Fund Fees and Expenses	%	0.01
Total Annual Fund Operating Expenses[3]	%	0.34
Waivers and Reimbursements[4]	%	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.34
1	The portion of the management fee attributable to the advisory services is 0.17% and the portion of the management fee attributable to the administrative services is 0.10%.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.50% through August 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Voya Short Term Bond Fund
Class		A	C	I	R2	W
Management Fees[3]	%	0.45	0.45	0.45	0.45	0.45
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.50	None
Other Expenses	%	0.21	0.21	0.16	0.21	0.21
Total Annual Fund Operating Expenses	%	0.91	1.66	0.61	1.16	0.66
Waivers and Reimbursements[4]	%	(0.11)	(0.11)	(0.11)	(0.11)	(0.11)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.80	1.55	0.50	1.05	0.55
1	A contingent deferred sales charge of 0.50% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $500,000 or more.
2	Based on Class A shares’ expenses adjusted for class specific differences.
3	The portion of the management fee attributable to the advisory services is 0.35% and the portion of the management fee attributable to the administrative services is 0.10%.
4	The adviser is contractually obligated to limit expenses to 0.80%, 1.55%, 0.50%, 1.05%, and 0.55% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through August 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.

Class		R6
Management Fees[1]	%	0.45
Distribution and/or Shareholder Services (12b-1) Fees	%	None
Other Expenses[2]	%	0.10
Total Annual Fund Operating Expenses	%	0.55
Waivers and Reimbursements[3]	%	(0.08)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.47
1	The portion of the management fee attributable to the advisory services is 0.35% and the portion of the management fee attributable to the administrative services is 0.10%.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	The adviser is contractually obligated to limit expenses to 0.47% through August 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
Voya Strategic Income Opportunities Fund
Class		A	C	I	R	W
Management Fees[2]	%	0.65	0.65	0.65	0.65	0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.50	None
Other Expenses	%	3.33	3.33	3.19	3.33	3.33
Acquired Fund Fees and Expenses	%	0.20	0.20	0.20	0.20	0.20
Total Annual Fund Operating Expenses[3]	%	4.43	5.18	4.04	4.68	4.18
Waivers and Reimbursements[4]	%	(3.28)	(3.28)	(3.34)	(3.28)	(3.28)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.15	1.90	0.70	1.40	0.90
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The portion of the management fee attributable to the advisory services is 0.55% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

4	The adviser is contractually obligated to limit expenses to 1.15%, 1.90%, 0.70%, 1.40%, and 0.90% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through August 1, 2015. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
2	The first paragraph of the sub-section entitled “Management of the Funds – The Investment Adviser” of each Fund’s Prospectus(es) is deleted and replaced with the following:
Voya Investments, an Arizona limited liability company, serves as the investment adviser to the Funds. Voya Investments has overall responsibility for the management of the Funds. Voya Investments oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments is registered with the SEC as an investment adviser.
3	The sub-section entitled “Management of the Funds - Management Fees” of each Fund’s Prospectus(es) are revised to include the following at the end of the section:
At a meeting held on March 12, 2015, the Board approved amending and restating the Funds’ Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.
4	The sub-section entitled “Management of the Funds - The Administrator” of each Fund’s Prospectus(es) is deleted in its entirety.
5	The eleventh paragraph of the section entitled “Frequent Trading – Market Timing” of each Fund’s Prospectus(es) is deleted and replaced with the following:
All Funds except Voya Strategic Income Opportunities Fund
Shareholders may invest in the Funds through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate their clients' transactions and in these circumstances, the identity of the shareholder is often unknown. Such intermediaries include broker-dealers, banks, investment advisers, record keepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Funds' Adviser or its affiliated entities have agreements in place with intermediaries which require such intermediaries to provide detailed account information, including trading history, upon request of the Funds. There is no assurance that the Funds' Adviser or its affiliated entities will request such information with sufficient frequency to detect or deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading in omnibus accounts effectively.
Voya Strategic Income Opportunities Fund
Shareholders may invest in the Fund and Underlying Funds through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate their clients' transactions and in these circumstances, the identity of the shareholder is often unknown. Such intermediaries include broker-dealers, banks, investment advisers, record keepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Fund’s Adviser or its affiliated entities have agreements in place with intermediaries which require such intermediaries to provide detailed account information, including trading history, upon request of the Fund. There is no assurance that the Fund’s Adviser or its affiliated entities will request such information with sufficient frequency to detect or deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading in omnibus accounts effectively.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA FUNDS TRUST (“VFT”)

Voya Floating Rate Fund

Voya GNMA Income Fund

Voya High Yield Bond Fund

Voya Intermediate Bond Fund

Voya Short Term Bond Fund

VOYA SEPARATE PORTFOLIOS TRUST (“VSPT”)

Voya Investment Grade Credit Fund

Supplement dated May 15, 2015

To the above referenced funds’

current Statement of Additional Information, dated July 31, 2014 (“SAI”)

At a meeting held on March 12, 2015, the Board of Trustees for VFT and VSPT approved amending and restating the above referenced funds’ (each a “Fund” and collectively the “Funds”) Investment Management Agreements so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.

The Funds’ SAI is revised as follows:

1.	The line item reference to “Voya Funds Services, LLC” in the table of the section entitled “Voya Service Providers” of the Funds’ SAI is deleted.

2.	All references to the Funds’ “administrator” in the section entitled “Disclosure of the Funds’ Portfolio Securities” are deleted and replaced with “adviser or its affiliates.”

3.	The reference to the Funds’ “Administrator” in the section entitled “Code of Ethics” of the Funds’ SAI is deleted and replaced with “Adviser or its Affiliates.”

4.	The section entitled “Adviser” of the Funds’ SAI is deleted in its entirety and replaced with the following:

ADVISER

The adviser for each Fund is Voya Investments, LLC (“Adviser” or “Voya Investments”), which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. The Adviser, subject to the authority of the Board, has the overall responsibility for the management of each Fund’s portfolio, subject to delegation of certain responsibilities to another investment adviser, Voya Investment Management Co. LLC (“Voya IM” or “Sub-Adviser”). The Adviser and Voya IM are indirect wholly-owned subsidiaries of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. The principal executive offices of Voya Financial Inc. are located at 230 Park Avenue, New York, New York 10169. The principal executive offices of Voya Investments is 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ, 85258.

1

The Adviser serves pursuant to investment management agreements (each an “Investment Management Agreement,” and collectively, the “Investment Management Agreements”) between Voya Investments and the Trusts, on behalf of the Funds. The Investment Management Agreements require the Adviser to oversee the provision of all investment advisory and portfolio management services for each Fund. Pursuant to sub-advisory agreements, (“Sub-Advisory Agreements”), the Adviser has delegated certain management responsibilities to the Sub-Adviser. The Adviser oversees the investment management of Voya IM.

Each Investment Management Agreement requires the Adviser to provide, subject to the supervision of the Board, investment advice and investment services to each Fund and to furnish advice and recommendations with respect to investment of each Fund’s assets and the purchase or sale of its portfolio securities. The Adviser also provides investment research and analysis.

In addition, effective May 1, 2015, the Adviser acts as a liaison among the various service providers to each Fund, including, among others, the custodian and portfolio accounting agent. The Adviser also reviews each Fund for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of each Fund.

The Investment Management Agreements provide that the Adviser is not subject to liability to a Fund for any act or omission in the course of, or connected with, rendering services under the Investment Management Agreements, except by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Investment Management Agreements.

Pursuant to the Investment Management Agreement on behalf of Voya GNMA Income Fund and subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Trust are borne by Voya GNMA Income Fund, including, without limitation, investment management fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent registered public accounting firms, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating each Fund’s NAV; taxes, if any, and the preparation of each Fund’s tax returns and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Fund under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Trustees of the Trust who are not employees of the Adviser or the Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

2

Pursuant to the Investment Management Agreement on behalf of the Funds (except Voya GNMA Income Fund and Voya Investment Grade Credit Fund), subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Trust are borne by those Funds including, without limitation, brokerage commissions, legal, auditing, taxes or governmental fees, networking servicing costs, fund accounting servicing costs, fulfillment servicing costs, the cost of preparing share certificates, custodian, depository, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for state, insurance premiums on property or personnel (including Officers and Trustees if available) of the series which insure to each series benefit, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other Board approved expenses incurred by the Trust in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to shareholders.

Pursuant to the Investment Management Agreement on behalf of the Voya Investment Grade Credit Fund, subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Trust are borne by the Fund including, without limitation, brokerage commissions, legal, auditing, taxes or governmental fees, networking servicing costs, fund accounting servicing costs, fulfillment servicing costs, the cost of preparing share certificates, custodian, depository, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for state, insurance premiums on property or personnel (including Officers and Trustees if available) of the series which insure to each series benefit, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other Board approved expenses incurred by the Trust in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to shareholders.

Prior to May 13, 2013, Voya IM served as the Adviser for Voya Investment Grade Credit Fund. On or about May 13, 2013, the Fund’s shareholders approved the appointment of Voya Investments as the Fund’s Adviser and the appointment of Voya IM as the Fund’s sub-adviser.

After an initial term of two years, each Investment Management Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by: (i) the Board; or (ii) the vote of a “majority” (as defined in the 1940 Act) of a Fund’s outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act); and by a vote of at least a majority of the Independent Trustees by a vote cast in person at a meeting called for the purpose of voting on such approval.

Each Investment Management Agreement is terminable without penalty by a vote of the Board or by a vote of the majority of the holders of each Fund’s outstanding voting securities, or by the Adviser, on sixty (60) days’ written notice to the other party. The notice provided for herein may be waived by either party. Each Investment Management Agreement will terminate automatically in the event of its “assignment” (as defined in Section 2(a)(4) of the 1940 Act).

Approval of the Investment Management Agreements

For information regarding the basis for the Board’s approval of the investment advisory relationship, please refer to the Funds’ unaudited semi-annual shareholder report dated September 30, 2014 and annual shareholder report dated March 31, 2015.

3

Management Fees

For each Fund the Adviser bears the expenses of providing its services, and pays the fees of the Sub-Adviser.

At a meeting held on March 12, 2015, the Board approved amending and restating each Fund’s Investment Management Agreement so that, effective May 1, 2015, the terms of each Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee.  The single management fee rate under each Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for each Fund and, under each Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to each Fund.

As compensation for its services, each Fund pays its Adviser, expressed as an annual rate, a fee equal to the following as a percentage of each Fund’s average daily net assets. The fee is accrued daily and paid monthly. The following table should be read in conjunction with the sections below entitled “Management Fee Waivers” and “Contractual Management Fee Changes.”

Fund	Annual Management Fee Effective May 1, 2015
Voya Floating Rate	0.65% of the Fund’s average daily net assets.
Voya GNMA Income

0.57% on the first $1 billion of the Fund’s average daily net assets;

0.50% on the next $4 billion of the Fund’s average daily net assets; and

0.45% of the Fund’s average daily net assets in excess of $5 billion.

Voya High Yield Bond

0.61% on the first $500 million of the Fund’s average daily net assets;

0.55% of the next $4.5 billion of the Fund’s average daily net assets; and

0.50% of the Fund’s average daily net assets in excess of $5 billion.

Voya Intermediate Bond	0.27% of the Fund’s average daily net assets.
Voya Investment Grade Credit	0.50% of the Fund’s average daily net assets.
Voya Short Term Bond	0.45% of the Fund’s average daily net assets.

Management Fee Waivers

The Adviser is contractually obligated to waive the management fee for Class P shares of Voya Floating Rate Fund, Voya High Yield Bond Fund and Voya Investment Grade Credit Fund through August 1, 2015. Termination or modification of these obligations requires approval by the Board.

Contractual Management Fee Changes

Prior to May 13, 2013, Voya Investment Grade Credit Fund did not pay a management fee or an administrative services fee.

Expense Limitation Agreements

Voya Funds Trust

The Adviser has entered into a written expense limitation agreement with each Fund listed below (“Expense Limitation Agreement”), pursuant to which the Adviser has agreed to waive or limit its fees. Under the Expense Limitation Agreement and certain U.S. tax requirements, the Adviser will assume other expenses so that the total annual ordinary operating expenses of the Funds, which excludes interest, taxes, acquired fund fees and expenses, investment-related costs, leverage expenses, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Fund’s business, and expenses of any counsel or other persons or services retained by the Independent Trustees do not exceed the limits set forth below of a Fund’s average daily net assets, subject to possible recoupment by the Adviser within three years.

4

Fund	Class A	Class B	Class C	Class I	Class O	Class P	Class R	Class R6	Class W
Voya Floating Rate	1.00%	N/A	1.75%	0.75%	N/A	0.15%	1.25%	N/A	0.75%
Voya GNMA Income	0.95%	1.70%	1.70%	0.65%	N/A	N/A	N/A	N/A	0.70%
Voya High Yield Bond	1.10%	1.85%	1.85%	0.85%	N/A	0.15%	1.35%	N/A	0.85%
Voya Intermediate Bond	0.75%	1.50%	1.50%	0.50%	0.75%	N/A	1.00%	0.50%	0.50%
Voya Short Term Bond	0.80%	N/A	1.55%	0.50%	N/A	N/A	1.05%	0.47%	0.55%

Each Fund set forth above may at a later date reimburse the Adviser for management fees waived and other expenses assumed by the Adviser during the previous thirty-six (36) months, but only if, after such reimbursement, the Fund’s expense ratios do not exceed the percentages described above. The Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the Expense Limitation Agreement.

The Expense Limitation Agreement provides that these expense limitations shall continue through August 1, 2015, with the exception of Voya GNMA Income Fund, for which the expense limitations shall continue through August 1, 2016. The expense limitations are contractual, and after an initial term, shall renew automatically for one-year terms unless: (i) the Adviser provides 90 days written notice of its termination and such termination is approved by the Funds’ Board; or (ii) the management agreement has been terminated. The Expense Limitation Agreement may be terminated by the Trust, without payment of any penalty, upon written notice to the Adviser at its principal place of business within ninety (90) days of the end of the then-current term for a Fund.

Voya Separate Portfolios Trust

The Adviser has entered into an expense limitation agreement with Voya Investment Grade Credit Fund (“Expense Limitation Agreement”), pursuant to which the Adviser has agreed to waive or limit its fees. Under the Expense Limitation Agreement and certain U.S. tax requirements, the Adviser will absorb and reimburse expenses so that the total annual ordinary operating expenses of the Fund, which exclude Fund interest, taxes, acquired fund fees and expenses, investment-related costs, leverage expenses, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Fund’s business, and expenses of any counsel or other persons or services retained by the Independent Trustees do not exceed the limits set forth below of the Fund’s average daily net assets.

Fund	Class R6	Class SMA	Class P
Voya Investment Grade Credit	N/A	0.00%	0.15%

The Expense Limitation Agreement provides that these expense limitations shall continue through August 1, 2015 for Class P shares and indefinitely for Class SMA shares. The expense limitations are contractual and after an initial term shall renew for one-year terms unless: (i) the Adviser provides 90 days written notice of its termination and such termination is approved by the Funds’ Board; or (ii) the management agreement has been terminated. The Expense Limitation Agreement may also be terminated by the Trust, without payment of any penalty, upon written notice to the Adviser at its principal place of business within ninety (90) days of the end of the then-current term for the Fund.

5

Total Management Fees Paid by each Fund

During the past three fiscal years, each Fund paid the following investment management fees to its Adviser or its affiliates. Voya Short Term Bond Fund commenced operations on December 19, 2012. The amounts shown for 2013 reflect the period from commencement of operations through the end of the relevant fiscal period.

Fund	March 31
	2014	2013	2012
Voya Floating Rate
Management Fee (Prior to May 1, 2015)	$3,405,014	$1,444,496	$1,300,682
Administrative Services Fee (Prior to May 1, 2015)	$619,093	$262,636	$236,488
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
Voya GNMA Income
Management Fee (Prior to May 1, 2015)	$4,493,930	$5,166,309	$4,020,454
Administrative Services Fee (Prior to May 1, 2015)	$960,887	$1,116,727	$855,405
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
Voya High Yield Bond
Management Fee (Prior to May 1, 2015)	$1,639,462	$869,810	$693,086
Administrative Services Fee (Prior to May 1, 2015)	$321,460	$170,550	$135,897
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
Voya Intermediate Bond
Management Fee (Prior to May 1, 2015)	$2,234,347	$1,814,191	$1,342,413
Administrative Services Fee (Prior to May 1, 2015)	$1,314,319	$1,067,169	$789,645
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
Voya Investment Grade Credit
Management Fee (Prior to May 1, 2015)	$223,945	None	None
Administrative Services Fee (Prior to May 1, 2015)	$55,986	None	None
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
Voya Short Term Bond
Management Fee (Prior to May 1, 2015)	$607,953	$150,305	N/A
Administrative Services Fee (Prior to May 1, 2015)	$173,700	$42,944	N/A
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None

5.	The section entitled “Administrator” of the Funds’ SAI is deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

6

VOYA FUNDS TRUST (“REGISTRANT”)

Voya Strategic Income Opportunities Fund

(the “Fund”)

Supplement dated May 15, 2015

To the Fund’s current Statement of Additional Information (“SAI”)

At a meeting held on March 12, 2015, the Registrant’s Board of Trustees approved amending and restating the Fund’s Investment Management Agreement so that, effective May 1, 2015, the terms of the Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under the Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.

The Fund’s SAI is revised as follows:

1.	The line item reference to “Voya Funds Services, LLC” in the table of the section entitled “Voya Service Providers” of the Fund’s SAI is deleted.

2.	All references to the Fund’s “administrator” in the section entitled “Disclosure of the Fund’s Portfolio Securities” are deleted and replaced with “adviser or its affiliates.”

3.	The reference to the Fund’s “Compliance Department” in the section entitled “Code of Ethics” of the Fund’s SAI is deleted and replaced with “Adviser or its Affiliates.”

4.	The section entitled “Adviser” of the Fund’s SAI is deleted in its entirety and replaced with the following:

Adviser

The adviser for the Fund is Voya Investments, LLC (“Adviser” or “Voya Investments”), which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. The Adviser, subject to the authority of the Board, has the overall responsibility for the management of the Fund’s portfolio, subject to delegation of certain responsibilities to another investment adviser, Voya Investment Management Co. LLC (“Voya IM” or “Sub-Adviser”). The Adviser and Voya IM are indirect, wholly-owned subsidiaries of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. The principal executive offices of Voya Financial, Inc. are located at 230 Park Avenue New York, New York 10169. The principal executive offices of Voya Investments are located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ, 85258.

1

The Adviser serves pursuant to an investment management agreement (“Investment Management Agreement”) between Voya Investments and the Trust, on behalf of the Fund. The Investment Management Agreement requires the Adviser to oversee the provision of all investment advisory and portfolio management services for the Fund. Pursuant to a sub-advisory agreement, (“Sub-Advisory Agreement”), the Adviser has delegated certain management responsibilities to the Sub-Adviser. The Adviser oversees the investment management of Voya IM.

The Investment Management Agreement requires the Adviser to provide, subject to the supervision of the Board, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of the Fund’s assets and the purchase or sale of its portfolio securities. The Adviser also provides investment research and analysis.

In addition, effective May 1, 2015, the Adviser acts as a liaison among the various service providers to the Fund, including, among others, the custodian and portfolio accounting agent. The Adviser also reviews the Fund for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Fund.

The Investment Management Agreement provides that the Adviser is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Investment Management Agreement, except by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Investment Management Agreement.

Pursuant to the Investment Management Agreement, subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Trust are borne by the Fund including, without limitation, brokerage commissions, legal, auditing, taxes or governmental fees, networking servicing costs, fund accounting servicing costs, fulfillment servicing costs, the cost of preparing share certificates, custodian, depository, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for state, insurance premiums on property or personnel (including officers and trustees if available) of the series which insure to each series benefit, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other Board approved expenses incurred by the Trust in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to shareholders.

After an initial term of two years, the Investment Management Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by: (i) the Board; or (ii) the vote of a “majority” (as defined in the 1940 Act) of the Fund’s outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act); and by a vote of at least a majority of the Independent Trustees by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Management Agreement is terminable without penalty by a vote of the Board or by a vote of the majority of the holders of the Fund’s outstanding voting securities, or by the Adviser, on sixty (60) days’ written notice to the other party. The notice provided for herein may be waived by either party. The Investment Management Agreement will terminate automatically in the event of its “assignment” (as defined in Section 2(a)(4) of the 1940 Act).

2

Approval of the Investment Management Agreement

For information regarding the basis for the Board’s approval of the investment advisory relationship, please refer to the Fund’s unaudited semi-annual shareholder report dated September 30, 2014 and annual shareholder report dated March 31, 2015.

Management Fees

The Adviser bears the expenses of providing its services, and pays the fees of the Sub-Adviser.

At a meeting held on March 12, 2015, the Board approved amending and restating the Fund’s Investment Management Agreement so that, effective May 1, 2015, the terms of the Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee.  The single management fee rate under the Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under the Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.

As compensation for its services, the Fund pays its Adviser, expressed as an annual rate, a fee equal to the following as a percentage of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Fund	Annual Management Fee Effective May 1, 2015
Voya Strategic Income Opportunities	0.65%

Expense Limitation Agreement

The Adviser has entered into an expense limitation agreement with the Fund (“Expense Limitation Agreement”) pursuant to which the Adviser has agreed to waive or limit its fees. In connection with this agreement and certain U.S. tax requirements, the Adviser will assume other expenses so that the total annual ordinary operating expenses of the Fund (which excludes interest, taxes, investment-related costs, leverage expenses extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Fund’s business, and expenses of any counsel or other persons or services retained by the Trust’s Trustees who are not “interested persons” (as defined in the 1940 Act)) do not exceed:

	Class A	Class C	Class I	Class R	Class W
Expense Limit	1.15%	1.90%	0.70%	1.40%	0.90%

The Fund may, at a later date, reimburse the Adviser for management fees waived and other expenses assumed by the Adviser during the previous thirty-six (36) months, but only if, after such reimbursement, the Fund’s expense ratios do not exceed the percentages described above. The Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the Expense Limitation Agreement.

3

The Expense Limitation Agreement provides that the expense limitation shall continue until August 1, 2015. The expense limitations are contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of termination of the Expense Limitation Agreement to the Independent Chairman of the Board within ninety (90) days of the end of the then-current term or upon termination of the Investment Management Agreement. The Expense Limitation Agreement may also be terminated by the Trust, without payment of any penalty, or upon ninety (90) days’ prior written notice to the Adviser at its principal place of business.

Total Management Fees Paid by the Fund

During the past three fiscal years, the Fund paid the following investment management fees to its Adviser or its affiliates. Voya Strategic Income Opportunities Fund commenced operations on November 2, 2012. The amounts shown for 2013 reflect the period from commencement of operations through the end of the relevant fiscal period.

Fund	March 31
	2014	2013	2012
Voya Strategic Income Opportunities
Management Fee (Prior to May 1, 2015)	$28,389	11,194	N/A
Administrative Services Fee (Prior to May 1, 2015)	$5,162	$2,035	N/A
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None

5.                   The section entitled “Administrator” of the Fund’s SAI is deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

4